Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, allowance for doubtful accounts	$ 108,096	$ 0
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	16,000,000	16,000,000
Common Stock, Shares, Issued	967,213	967,213
Common Stock, Shares, Outstanding	936,213	936,213
Treasury Stock, Shares	31,000	31,000
Convertible Preferred Stock
Temporary Equity, Par or Stated Value Per Share	$ 0.0001
Temporary Equity, Shares Authorized	8,000,000
Series B Convertible Preferred Stock
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	3,200,000	3,200,000
Temporary Equity, Shares Issued	572,465	572,465
Temporary Equity, Shares Outstanding	572,465	572,465
Preference in liquidation	$ 10,604,240	$ 10,604,240
Series A-1 Convertible Preferred Stock
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	556,550	556,550
Temporary Equity, Shares Issued	100,365	100,365
Temporary Equity, Shares Outstanding	100,365	100,365
Preference in liquidation	$ 780,170	$ 780,170
Series A Convertible Preferred Stock
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	3,427,871	3,427,871
Temporary Equity, Shares Issued	618,182	618,182
Temporary Equity, Shares Outstanding	618,182	618,182
Preference in liquidation	$ 3,935,804	$ 3,935,804